SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,131,000	$ 7,131,000	$ 6,840,000
Accumulated Amortization	(3,412,615)	(2,952,481)	(2,059,496)
Net Carrying Amount	$ 3,718,385	$ 4,178,519	4,780,504
Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years
Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	10 years	10 years
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,860,000	$ 2,860,000	2,569,000
Accumulated Amortization	(1,203,943)	(1,035,443)	(725,724)
Net Carrying Amount	$ 1,656,057	$ 1,824,557	$ 1,843,276
Trade Names [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	8 years	8 years	8 years
Trade Names [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	10 years	10 years	10 years
Customer Relationship [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,669,000	$ 2,669,000	$ 2,669,000
Accumulated Amortization	(1,479,806)	(1,330,972)	(1,033,306)
Net Carrying Amount	$ 1,189,194	$ 1,338,028	$ 1,635,694
Customer Relationship [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years	4 years
Customer Relationship [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	6 years	6 years	6 years
Non-Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,602,000	$ 1,602,000	$ 1,602,000
Accumulated Amortization	(728,866)	(586,066)	(300,466)
Net Carrying Amount	$ 873,134	$ 1,015,934	$ 1,301,534
Non-Compete [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	4 years	4 years	4 years
Non-Compete [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (years)	5 years	5 years	5 years